TrueMark ESG Active Opportunities ETF
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 93.2%
Advertising — 1.7%
Omnicom Group, Inc.	402	$22,070
The Interpublic Group of Cos., Inc.	429	6,946
		29,016
Apparel — 1.0%
NIKE, Inc. - Class B	210	17,375
		17,375
Auto Manufacturers — 0.8%
Tesla, Inc. (a)	27	14,148
		14,148
Banks — 1.4%
JPMorgan Chase & Co.	116	10,443
The Goldman Sachs Group, Inc.	81	12,522
		22,965
Beverages — 1.7%
PepsiCo, Inc.	240	28,824
		28,824
Biotechnology — 3.6%
Amgen, Inc.	69	13,988
Gilead Sciences, Inc.	226	16,896
Regeneron Pharmaceuticals, Inc. (a)	59	28,809
		59,693
Chemicals — 1.4%
International Flavors & Fragrances, Inc.	228	23,274
		23,274
Commercial Services — 4.4%
Automatic Data Processing, Inc.	57	7,791
Moody's Corp.	105	22,208
PayPal Holdings, Inc. (a)	129	12,350
Robert Half International, Inc.	276	10,419
S&P Global, Inc.	87	21,319
		74,087
Computers — 3.8%
Accenture PLC - Class A (b)	75	12,245
Apple, Inc.	204	51,875
		64,120
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	267	17,718
		17,718
Distribution & Wholesale — 2.0%
WW Grainger, Inc.	132	32,802
		32,802
Diversified Financial Services — 6.5%
American Express Co.	165	14,126
BlackRock, Inc.	51	22,438
Cboe Global Markets, Inc.	276	24,633
Mastercard, Inc. - Class A	135	32,611
Visa, Inc. - Class A	93	14,984
		108,792
Electric — 3.0%
Edison International	333	18,245
Eversource Energy	312	24,401
Exelon Corp.	207	7,620
		50,266

Food — 2.3%
Beyond Meat, Inc. (a)	174	11,588
Campbell Soup Co.	148	6,832
The Hershey Co.	60	7,950
The JM Smucker Co.	115	12,765
		39,135
Healthcare Products & Services — 5.7%
Abbott Laboratories	478	37,719
Baxter International, Inc.	387	31,421
UnitedHealth Group, Inc.	108	26,933
		96,073
Household Products — 1.8%
The Clorox Co.	173	29,972
		29,972
Insurance — 1.8%
Aflac, Inc.	315	10,786
The Allstate Corp.	213	19,538
		30,324
Internet — 7.7%
Alphabet, Inc. - Class A (a)	42	48,802
Amazon.com, Inc. (a)	23	44,843
Netflix, Inc. (a)	48	18,024
VeriSign, Inc. (a)	96	17,289
		128,958
Machinery Diversified — 0.9%
Rockwell Automation, Inc.	99	14,940
		14,940
Media — 1.8%
The Walt Disney Co.	315	30,429
		30,429
Miscellaneous Manufacturing — 0.7%
Illinois Tool Works, Inc.	81	11,512
		11,512
Packaging & Containers — 1.0%
Ball Corp.	258	16,682
		16,682
Pharmaceuticals — 6.7%
AbbVie, Inc.	219	16,686
AmerisourceBergen Corp.	270	23,895
Bristol-Myers Squibb Co.	393	21,906
Johnson & Johnson	99	12,982
Merck & Co., Inc.	240	18,465
Pfizer, Inc.	549	17,919
		111,853
Real Estate — 0.7%
CBRE Group, Inc. - Class A (a)	330	12,445
		12,445
Retail — 5.5%
Costco Wholesale Corp.	118	33,646
Starbucks Corp.	357	23,469
The TJX Cos., Inc.	405	19,363
Tractor Supply Co.	186	15,726
		92,204
Semiconductors — 3.8%
Lam Research Corp.	96	23,040
NVIDIA Corp.	90	23,724
QUALCOMM, Inc.	246	16,642
		63,406

Software — 13.8%
Adobe, Inc. (a)	69	21,959
Citrix Systems, Inc.	273	38,643
Electronic Arts, Inc. (a)	273	27,346
Intuit, Inc.	69	15,870
Microsoft Corp.	354	55,829
MSCI, Inc.	69	19,938
Paychex, Inc.	177	11,137
salesforce.com, Inc. (a)	108	15,550
VMware, Inc. - Class A (a)	207	25,068
		231,340
Telecommunications — 3.4%
AT&T, Inc.	393	11,456
Motorola Solutions, Inc.	99	13,159
Verizon Communications, Inc.	596	32,023
		56,638
Transportation — 3.2%
Union Pacific Corp.	204	28,772
United Parcel Service, Inc. - Class B	258	24,103
		52,875
TOTAL COMMON STOCKS (Cost $1,706,609)		1,561,866

REAL ESTATE INVESTMENT TRUSTS — 1.8%
AvalonBay Communities, Inc.	63	9,271
Prologis, Inc.	256	20,575
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $33,656)		29,846

MONEY MARKET FUNDS — 6.5%
First American Treasury Obligations Fund - Class X, 0.32%(c)	110,059	110,059
TOTAL MONEY MARKET FUNDS (Cost $110,059)		110,059

TOTAL INVESTMENTS — 101.5% (Cost $1,850,324)		1,701,771
Other assets and liabilities, net — (1.5%)		(25,629)
NET ASSETS — 100.0%		$1,676,142

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,561,866	$-	$-	$1,561,866
Real Estate Investment Trusts	29,846	-	-	29,846
Money Market Funds	110,059	-	-	110,059
Total Investments in Securities	$1,701,771	$-	$-	$1,701,771

* See the Schedule of Investments for industry classifications.